Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management Objectives and Policies [Abstract]
Schedule of Foreign Currency Risk	The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in US dollars, was as follows:
	As of December 31, 2024		As of December 31, 2025
	RMB	CHF	RMB	CHF
	US’000	US’000	US’000	US’000
Cash and cash equivalents	47,198	105	7,596	91
Financial assets included in prepayments, other receivables and other assets	467	-	541	-
Short-term investments at amortized cost	-	-	15,650	-
Interest-bearing bank and other borrowings	(12,520)	-	(11,382)	-
Trade payables	(5,474)	-	(7,733)	-
Lease liabilities	(1,204)	-	(1,649)	-

Schedule of Exchange Rate

The following table demonstrates the sensitivity at the end of each of the Relevant Periods to a reasonably possible change in the $ and RMB exchange rate, with all other variables held constant, of the Group’s profit before tax and equity.

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
At December 31, 2023
If the $ strengthens against the RMB	5	(1,010)	(943)
If the $ weakens against the RMB	(5)	1,116	1,042

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
At December 31, 2024
If the $ strengthens against the RMB	5	(859)	(863)
If the $ weakens against the RMB	(5)	949	954

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
As of December 31, 2025
If the $ strengthens against the RMB	5	(156)	(289)
If the $ weakens against the RMB	(5)	156	319

Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments

The maturity profile of the Group’s financial liabilities as of the end of each Relevant Periods, based on the contractual undiscounted payments, is as follows:

	As of December 31, 2024
	Less than
	On demand	1 year	1 to 5 years	Over 5 years	Total
	$’000	$’000	$’000	$’000	$’000
Trade payables	10,146	—	—	—	10,146
Financial liabilities included in other payables and accruals	275	—	—	—	275
Lease liabilities	—	471	453	—	924
Interest-bearing bank borrowings	—	27,102	—	—	27,102
Total	10,421	27,573	453	—	38,447

	As of December 31, 2025
	Less than
	On demand	1 year	1 to 5 years	Over 5 years	Total
	$’000	$’000	$’000	$’000	$’000
Trade payables	12,638	—	—	—	12,638
Financial liabilities included in other payables and accruals	579	—	—	—	579
Lease liabilities	—	721	1,179	—	1,900
Interest-bearing bank borrowings	—	25,442	—	—	25,442
Total	13,217	26,163	1,179	—	40,559

Schedule of Asset Liability Ratios

The asset-liability ratios as of the end of each of the Relevant Periods are as follows:

	As of December 31,
	2024	2025
	$’000	$’000
Total assets	71,270	34,433
Total liabilities	45,785	42,755
Asset-liability ratio (Note i)	1.56	0.81

The asset-liability ratio is calculated by dividing total assets by total liabilities.